BORROWINGS (Short-Term Borrowings) (Details) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Short-term Debt [Line Items]
Short-term bank borrowings	$ 39,643,440	$ 49,748,800
Interest rate on short-term bank borrowings	6.40%	7.00%
Bank Facilities [Member]
Short-term Debt [Line Items]
Maximum borrowing capacity of credit line	18,200,000	0
Debt Guaranteed by Daqo Group [Member]
Short-term Debt [Line Items]
Short-term bank borrowings	28,080,770	1,604,800
Debt Guaranteed by Daqo Group and Mr. Guangfu Xu and Mr. Xinag Xu [Member]
Short-term Debt [Line Items]
Short-term bank borrowings		48,144,000
Debt Guaranteed by Daqo Group and Third Party [Member]
Short-term Debt [Line Items]
Short-term bank borrowings	$ 11,562,670